Loans - Schedule of Future Long-term Loan Obligations (Details) - Jun. 30, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Future Long Term Loan Obligations [Abstract]
The six months ended December 31, 2025	¥ 100	$ 14
2026	200	28
2027	4,600	642
Total	¥ 4,900	$ 684